Cover	Nov. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2022
Entity File Number	1-10447
Entity Registrant Name	COTERRA ENERGY INC.
Entity Central Index Key	0000858470
Entity Tax Identification Number	04-3072771
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Three Memorial City Plaza
Entity Address, Address Line Two	840 Gessner Road
Entity Address, Address Line Three	Suite 1400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	589-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	CTRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false